Other Equity Instruments - Summary of Coupon Details - Non-Cumulative Subordinated Notes (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)
Disclosure of other equity instruments [line items]
Coupon rate	8.00%
Borrowings | €	€ 12,061		€ 13,635
Non-cumulative subordinated notes [member] | USD 525 million [member]
Disclosure of other equity instruments [line items]
Borrowings original currency	USD
Coupon rate	8.00%
Coupon date, as of	Quarterly, February 15
Year of next call	2018
Borrowings		$ 271		$ 271
Aegon N.V [member] | Non-cumulative subordinated notes [member] | USD 525 million [member]
Disclosure of other equity instruments [line items]
Coupon rate	8.00%
Coupon date, as of	Quarterly, February 15
Year of next call	2018
Borrowings		$ 271